SIGNIFICANT ACQUISITIONS	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACQUISITIONS
SIGNIFICANT ACQUISITIONS

3. SIGNIFICANT ACQUISITIONS

        On December 31, 2010, Protective Life Insurance Company ("PLICO"), the Company's principal operating subsidiary, completed the acquisition of all of the outstanding stock of United Investors Life Insurance Company ("United Investors"), pursuant to a Stock Purchase Agreement, between PLICO, Torchmark Corporation ("Torchmark") and its wholly owned subsidiaries, Liberty National Life Insurance Company ("Liberty National") and United Investors.

        The Company accounted for this transaction under the purchase method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The aggregate purchase price for United Investors was $363.3 million.

        On April 29, 2011, PLICO closed a previously announced and unrelated reinsurance transaction with Liberty Life under the terms of which PLICO reinsured substantially all of the life and health business of Liberty Life. The transaction closed in conjunction with Athene Holding Ltd's acquisition of Liberty Life from an affiliate of Royal Bank of Canada. The capital invested by PLICO in the transaction at closing was $321 million, including a $225 million ceding commission. In conjunction with the closing, PLICO invested $40 million in a surplus note issued by Athene Life Re. The Company accounted for this transaction in a manner consistent with the purchase method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that the total consideration paid be allocated to the assets acquired and liabilities assumed based on their fair values at the transaction date.

        The following table summarizes the fair values of the net assets acquired from the Liberty Life reinsurance transaction as of the transaction date:

Fair Value as of April 29, 2011
(Dollars In Thousands)
ASSETS
Investments	$1,768,297
Cash	35,959
Accrued investment income	154
Accounts and premiums receivable, net	877
Reinsurance receivable	9,511
Value of business acquired	135,876
Other assets	1

Total assets	1,950,675
LIABILITIES
Policy liabilities and accrual	1,665,294
Annuity account balances	4,420
Other policyholders' funds	24,977
Other liabilities	30,834

Total liabilities	1,725,525
NET ASSETS ACQUIRED	$225,150

        The following (unaudited) pro forma condensed consolidated results of operations assumes that the aforementioned transactions with Liberty Life and United Investors were completed as of January 1, 2010:

	Unaudited For The Year Ended December 31,
	2011		2010
	(Dollars In Thousands)
Revenue	$3,648,971	(1)	$3,482,514
Net income	$316,429	(2)	$272,436
EPS—basic	$3.71		$3.15
EPS—diluted	$3.66		$3.11
(1)
Includes $175.9 million and $105.9 million of total revenue for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.

(2)
Includes $38.2 million and $24.3 million of pre-tax income for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.